Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Loans	₩ 9,653,443
Other receivables	3,450,577	₩ 3,100,811
Other assets [member]
Disclosure of financial assets [line items]
Less Allowance for doubtful accounts	(84,372)	(141,616)
Gross carrying amount [member]
Disclosure of financial assets [line items]
Loans	84,682	80,308
Receivables	2,970,346	2,709,177
Accrued income	12,186	9,903
Refundable deposits	391,458	390,035
Loans receivable	34,273	10,355
Finance lease receivables	20,526	16,280
Others	₩ 21,478	₩ 26,369